Reserves	12 Months Ended
Dec. 31, 2022
Insurance Loss Reserves [Abstract]
RESERVES	RESERVES
Short Duration Contracts
The Company’s short duration contracts are mainly comprised of disposed and run-off business. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 to the Financial Statements for further information.

Disposed and Run-off Short Duration Insurance Lines
Run-off business includes certain medical policies no longer offered and AEB policies disposed of via reinsurance. Reserves for previously disposed business are included in the Company’s reserves in accordance with the insurance guidelines. The Company maintains an offsetting reinsurance recoverable related to the AEB reserves. See Note 9 to the Financial Statements for further information.
Long Duration Contracts
The Company’s long duration contracts are primarily comprised of life insurance policies (no longer offered), FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 to the Financial Statements for further information.
Disposed and Run-off Long Duration Insurance Lines
Reserves for previously disposed FFG and LTC businesses are included in the Company’s reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 to the Financial Statements for additional information on previously disposed business.
Reserve Roll Forward
The following table provides a roll forward of the Company’s beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and are comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.
The best estimate of ultimate loss and loss adjustment expenses is generally selected from a blend of methods that are applied consistently each period. There have been no significant changes in the methodologies and assumptions utilized in estimating the liability for unpaid loss and loss adjustment expenses for any of the periods presented.

	Years Ended December 31,
	2022	2021	2020
Claims and benefits payable, at beginning of year	$101.0	$93.5	$89.7
Less: Reinsurance ceded and other	(100.9)	(93.4)	(89.6)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.1
Incurred losses and loss adjustment expenses related to:
Current Year	0.1	0.3	0.3
Total incurred losses and loss adjustment expenses	0.1	0.3	0.3
Paid losses and loss adjustment expenses related to:
Current year	0.1	0.2	0.2
Prior years	—	0.1	0.1
Total paid losses and loss adjustment expenses	0.1	0.3	0.3
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	102.9	100.9	93.4
Claims and benefits payable, at end of year	$103.0	$101.0	$93.5